Commitments, Contingencies and Guarantees - Additional Information (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
Disclosure of contingent liabilities [line items]
Term of IT support agreement	10 years
Capital expenditures principally for machinery and equipment	$ 33.6
Letters of credit outstanding	14.4	$ 13.6
Prior credit facility
Disclosure of contingent liabilities [line items]
Letters of credit outstanding		23.2
Guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	35.7	36.8
Guarantees | Prior credit facility
Disclosure of contingent liabilities [line items]
Letters of credit outstanding	$ 21.3	23.2
Research and development assessments against Brazilian Subsidiary
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		$ 10.0	R$ 39